Stockholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Document Fiscal Year Focus	2018
Stock Repurchased During Period, Value		$ 317,020	$ 2,000,000
Treasury Stock Acquired, Average Cost Per Share		$ 22.61	$ 35.46
Common Stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Repurchased During Period, Shares		14,020	56,400
Stock Repurchased During Period, Value		$ 140